UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road,

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments for the three month period ended January 31, 2015 is set forth below.

PowerShares India Portfolio (PIN)

January 31, 2015 (Unaudited)

Consolidated Schedule of Investments (a)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 6.3%
300,907	Bharat Forge, Ltd.	$5,012,557
28,485	Bosch, Ltd.	10,950,456
153,429	Hero MotoCorp, Ltd.	7,064,561
255,944	Mahindra & Mahindra, Ltd.	5,222,346
1,273,877	Tata Motors, Ltd.	11,990,622

		40,240,542

	Consumer Staples - 8.8%
2,316,969	Hindustan Unilever, Ltd.	34,878,869
1,220,474	ITC, Ltd.	7,256,669
44,804	Nestlé India, Ltd.	5,139,704
153,911	United Spirits, Ltd. (b)	8,578,469

		55,853,711

	Energy - 21.5%
413,822	Bharat Petroleum Corp., Ltd.	4,993,684
1,908,922	Coal India, Ltd.	11,103,409
2,880,554	Indian Oil Corp., Ltd.	16,115,031
7,699,774	Oil & Natural Gas Corp., Ltd.	43,573,468
450,511	Oil India, Ltd.	3,879,076
3,836,135	Reliance Industries, Ltd.	56,636,278

		136,300,946

	Financial Services - 12.9%
1,919,189	Housing Development Finance Corp.	39,039,080
2,079,055	ICICI Bank, Ltd.	12,083,290
682,675	Indiabulls Housing Finance, Ltd.	6,465,280
817,920	Power Finance Corp., Ltd.	3,927,649
786,222	Rural Electrification Corp., Ltd.	4,222,026
165,667	Shriram City Union Finance, Ltd.	5,644,676
2,124,883	State Bank of India	10,575,989

		81,957,990

	Health Care - 9.4%
321,551	Aurobindo Pharma, Ltd.	6,458,558
194,088	Cadila Healthcare, Ltd.	5,128,341
752,798	Cipla, Ltd.	8,429,695
88,802	Dr. Reddy’s Laboratories, Ltd.	4,608,244
102,558	GlaxoSmithKline Pharmaceuticals, Ltd.	5,609,562
384,429	Ranbaxy Laboratories, Ltd. (b)	4,355,639
1,708,166	Sun Pharmaceutical Industries, Ltd.	25,281,911

		59,871,950

	Industrials - 3.2%
221,850	ABB India, Ltd.	4,591,023
934,273	Bharat Heavy Electricals, Ltd.	4,382,623
179,131	Larsen & Toubro, Ltd.	4,910,267
381,004	Seimens, Ltd.	6,398,518

		20,282,431

Number of Shares		Value
	India (Continued)
	Information Technology - 20.3%
398,909	HCL Technologies, Ltd.	$11,527,114
1,892,187	Infosys, Ltd.	65,007,702
231,136	Mindtree, Ltd.	4,927,272
69,564	Oracle Financial Services Software, Ltd.	3,811,931
613,341	Tata Consultancy Services, Ltd.	24,567,915
1,933,616	Wipro, Ltd.	18,845,988

		128,687,922

	Materials - 8.5%
573,977	Asian Paints, Ltd.	7,954,279
5,089,926	Hindustan Zinc, Ltd.	14,396,618
389,918	JSW Steel, Ltd.	6,137,752
3,183,207	NMDC, Ltd.	7,262,808
4,271,246	Sesa Sterlite, Ltd.	13,899,228
3,582,014	Steel Authority of India, Ltd.	4,456,441

		54,107,126

	Telecommunication Services - 6.3%
4,053,670	Bharti Airtel, Ltd.	24,397,053
4,810,928	Idea Cellular, Ltd.	11,998,689
2,783,112	Reliance Communications, Ltd. (b)	3,566,480

		39,962,222

	Utilities - 2.7%
5,789,466	NTPC, Ltd.	13,415,758
429,499	Reliance Infrastructure, Ltd.	3,511,391

		16,927,149

	Total Common Stocks
	(Cost $459,897,715)	634,191,989

Principal
	Short-Term Instruments - 0.0%
	Time Deposits - 0.0%
$ 90,273	JPMorgan Chase & Co.
	0.03%, 2/02/15 (Cost $90,273)	90,273

	Total Investments - 99.9%
	(Cost $459,987,988) (c)	634,282,262

	Other assets less liabilities - 0.1%	341,742

	Net Assets - 100.0%	$634,624,004

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $518,737,299. The net unrealized appreciation was $115,544,963 which consisted of aggregate gross unrealized appreciation of $208,275,448 and aggregate gross unrealized depreciation of $92,730,485.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2015, the securities were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

ITEM 2.    CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: March 31, 2015

By:	/s/ Steven Hill
Steven Hill
Treasurer
Date: March 31, 2015